Short-term and Long-term Borrowings - Schedule of Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short term borrowings	¥ 1,049,570,333
Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	1,049,570,333	¥ 0	$ 0
Trust Beneficiaries [Member] | 7% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	842,977,069	0	0
Banks [Member] | 3.92% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	¥ 206,593,264	¥ 0	$ 0
Minimum [Member] | Trust Beneficiaries [Member] | 8% to 10.5% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	8.00%
Term	18 months
Minimum [Member] | Banks [Member] | 3.92% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	3.92%
Term	31 days
Maximum [Member] | Trust Beneficiaries [Member] | 8% to 10.5% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	10.50%
Term	24 months
Maximum [Member] | Banks [Member] | 3.92% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%
Term	367 days